Loans - Loan Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Total Loans	$ 1,164,661	$ 1,055,506
Allowance for loan losses	(13,134)	(13,305)
Net loans	1,151,527	1,042,201
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	152,473	135,462
Commercial Real Estate Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	164,099	161,364
Commercial Real Estate Non Owner Occupied [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	425,623	395,931
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	268,735	247,308
Real Estate Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	97,531	56,293
Farm Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	39,461	41,170
Consumer and Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	$ 16,739	$ 17,978